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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8/th/ Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jennifer Lynn
Title: Senior Vice President
Phone: 212-752-5255

Signature, Place, and Date of Signing:

   /s/ Jennifer Lynn            New York, NY                  11/8/2012
-----------------------     ---------------------      -----------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:        104

Form 13F Information Table Value Total:    1594378
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name
 1      28 - 10208                Richmond Enterprises, Inc.

 2      28 - 10207                New York Community Bank

 3      28 - 10200                New York Community Bancorp, Inc.

Peter B. Cannell & Co. Inc.
FORM 13F

                 30-Sep-12


                                                                                                 Voting Authority
                                                                                                 ----------------
                                Title of               Value    Shares/   Sh/  Put/  Invstmt    Other
 Name of Issuer                  class       CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn   Managers     Sole     Shared    None
 ----------------------------  ----------  ---------  --------  --------  ---  ----  -------  ----------  --------  --------  ------
 3D SYSTEMS CORP               COM         88554D205     11931    363200  SH         Defined       1,2,3    363200
 ABBOTT LABORATORIES           COM         002824100       973     14195  SH         Defined       1,2,3     14195
 AFFILIATED MANAGERS GROUP
  INC                          COM         008252108      1381     11225  SH         Defined       1,2,3     11225
 AFLAC INC                     COM         001055102      4590     95871  SH         Defined       1,2,3     95871
 AGILENT TECHNOLOGIES INC      COM         00846U101      2891     75177  SH         Defined       1,2,3     75177
 AGRIUM INC                    COM         008916108     45502    439800  SH         Defined       1,2,3    439800
 AIR LEASE CORP                CL A        00912X302     19291    945650  SH         Defined       1,2,3    945650
 AMERICAN EAGLE OUTFITTERS
  INC                          COM         02553E106     53569   2541215  SH         Defined       1,2,3   2541215
 AMGEN INC                     COM         031162100       767      9100  SH         Defined       1,2,3      9100
 ANALOG DEVICES INC            COM         032654105     51056   1302792  SH         Defined       1,2,3   1302792
 APPLE INC                     COM         037833100     86392    129473  SH         Defined       1,2,3    129473
 APPROACH RESOURCES INC        COM         03834A103     27836    923855  SH         Defined       1,2,3    923855
 ASCENA RETAIL GROUP INC       COM         04351G101      4419    206000  SH         Defined       1,2,3    206000
 ASHLAND INC                   COM         044209104     47599    664785  SH         Defined       1,2,3    664785
 BAXTER INTERNATIONAL INC      COM         071813109      2740     45471  SH         Defined       1,2,3     45471
 BROOKFIELD ASSET MANAGEMENT   CL A LTD
                               VT SH       112585104     82927   2402980  SH         Defined       1,2,3   2402980
 BROOKFIELD INFRASTRUCTURE     LP INT
  PART                         UNIT        G16252101      5291    148824  SH         Defined       1,2,3    148824
 CATERPILLAR INC               COM         149123101      1794     20850  SH         Defined       1,2,3     20850
 CEDAR FAIR LP                 DEPOSITRY
                               UNIT        150185106     47880   1430545  SH         Defined       1,2,3   1430545
 CELGENE CORP                  COM         151020104     93655   1225849  SH         Defined       1,2,3   1225849
 CENTRAL FUND OF CANADA LTD    CL A        153501101      1960     82300  SH         Defined       1,2,3     82300
 CENTURYLINK INC               COM         156700106     12204    302075  SH         Defined       1,2,3    302075
 CF INDUSTRIES HOLDINGS INC    COM         125269100      1578      7100  SH         Defined       1,2,3      7100
 CHEVRON CORP                  COM         166764100       860      7380  SH         Defined       1,2,3      7380
 CHUBB CORP                    COM         171232101       206      2700  SH         Defined       1,2,3      2700
 CISCO SYSTEMS INC             COM         17275R102      4835    253300  SH         Defined       1,2,3    253300
 COCA COLA CO                  COM         191216100       379     10000  SH         Defined       1,2,3     10000
 COLGATE-PALMOLIVE CO          COM         194162103       888      8285  SH         Defined       1,2,3      8285
 CONTINENTAL RESOURCES INC     COM         212015101     45085    586285  SH         Defined       1,2,3    586285
 CROWN HOLDINGS INC            COM         228368106     51003   1387840  SH         Defined       1,2,3   1387840
 D.R. HORTON INC               COM         23331A109       879     42600  SH         Defined       1,2,3     42600
 DEERE & CO                    COM         244199105      4302     52156  SH         Defined       1,2,3     52156
 DISNEY WALT CO                COM DISNEY  254687106      2523     48250  SH         Defined       1,2,3     48250
 DOMINION RESOURCES INC        COM         25746U109       647     12222  SH         Defined       1,2,3     12222
 DOVER CORPORATION             COM         260003108      1959     32937  SH         Defined       1,2,3     32937
 DUKE ENERGY CORP              COM         26441C204       836     12895  SH         Defined       1,2,3     12895
 E I DU PONT DE NEMOURS & CO   COM         263534109     19873    395335  SH         Defined       1,2,3    395335
 ELAN CORP PLC  ADR            ADR         284131208      4596    428700  SH         Defined       1,2,3    428700
 ELEPHANT TALK COMMUNICATIONS
  CORP                         COM         286202205        28     20000  SH         Defined       1,2,3     20000
 EMC CORP MASS                 COM         268648102      4855    178033  SH         Defined       1,2,3    178033
 ENDURO ROYALTY TRUST          TR UNIT     29269K100      5515    299420  SH         Defined       1,2,3    299420
 EOG RESOURCES INC             COM         26875P101      3863     34475  SH         Defined       1,2,3     34475
 EQT CORPORATION               COM         26884L109      6655    112800  SH         Defined       1,2,3    112800
 EV ENERGY PARTNERS LP         COM UNITS   26926V107     36659    590125  SH         Defined       1,2,3    590125
 EXXON MOBIL CORP              COM         30231G102      1692     18502  SH         Defined       1,2,3     18502
 FRANCO NEV CORP               COM         351858105      8863    150400  SH         Defined       1,2,3    150400
 GENERAL ELECTRIC CO           COM         369604103      3273    144100  SH         Defined       1,2,3    144100
 GENESIS ENERGY LP             UNIT LTD
                               PARTN       371927104     29407    874425  SH         Defined       1,2,3    874425
 GOLDCORP INC                  COM         380956409      6900    150500  SH         Defined       1,2,3    150500
 HOME LOAN SERVICING
 SOLUTIONS                     ORD SHS     G6648D109     25083   1541650  SH         Defined       1,2,3   1541650
 HOMETRUST BANCSHARES INC      COM         437872104      5185    391300  SH         Defined       1,2,3    391300
 HORMEL FOODS CORP             COM         440452100     12608    431205  SH         Defined       1,2,3    431205
 INTERNATIONAL BUSINESS
 MACHINE                       COM         459200101      7873     37951  SH         Defined       1,2,3     37951
 JM SMUCKER COMPANY            COM         832696405      9909    114775  SH         Defined       1,2,3    114775
 JOHNSON & JOHNSON CO          COM         478160104      2614     37936  SH         Defined       1,2,3     37936
 JOHNSON CONTROLS INC          COM         478366107      1034     37750  SH         Defined       1,2,3     37750
 LOWES COMPANIES INC           COM         548661107      3917    129525  SH         Defined       1,2,3    129525
 MFA FINANCIAL INC             COM         55272X102      5500    647100  SH         Defined       1,2,3    647100
 MICROSOFT CORP                COM         594918104      5427    182233  SH         Defined       1,2,3    182233
 NEWMONT MINING CORPORATION    COM         651639106      2977     53150  SH         Defined       1,2,3     53150
 NORFOLK SOUTHERN CORP         COM         655844108     37979    596875  SH         Defined       1,2,3    596875
 NORTHROP GRUMMAN CORP         COM         666807102       929     13991  SH         Defined       1,2,3     13991
 ORACLE CORP                   COM         68389X105     43776   1390168  SH         Defined       1,2,3   1390168
 ORITANI FINANCIAL CORP        COM         68633D103     11074    735818  SH         Defined       1,2,3    735818
 PACKAGING CORP OF AMERICA     COM         695156109     20514    565125  SH         Defined       1,2,3    565125
 PARKER HANNIFIN CORP          COM         701094104     31107    372185  SH         Defined       1,2,3    372185
 PEPSICO INC                   COM         713448108       510      7200  SH         Defined       1,2,3      7200
 PERKIN ELMER INC              COM         714046109     53266   1807450  SH         Defined       1,2,3   1807450
 PFIZER INC                    COM         717081103     32361   1302260  SH         Defined       1,2,3   1302260
 PROCTER & GAMBLE CO           COM         742718109       624      8993  SH         Defined       1,2,3      8993
 QUALCOMM INC                  COM         747525103     63319   1013265  SH         Defined       1,2,3   1013265

QUIDEL CORP                   COM         74838J101      4861    256800  SH         Defined       1,2,3    256800
RANGE RESOURCES CORP          COM         75281A109     54284    776930  SH         Defined       1,2,3    776930
RAYONIER INC                  COM         754907103      6036    123160  SH         Defined       1,2,3    123160
RENTRAK CORP                  COM         760174102       626     36979  SH         Defined       1,2,3     36979
SEADRILL LTD                  SHS         G7945E105      3491     89000  SH         Defined       1,2,3     89000
SIGMA ALDRICH CORP            COM         826552101      2159     30000  SH         Defined       1,2,3     30000
SLM CORP                      COM         78442P106     56724   3608420  SH         Defined       1,2,3   3608420
SOUTHWESTERN ENERGY CO        COM         845467109     13941    400825  SH         Defined       1,2,3    400825
SPDR GOLD TRUST               GOLD SHS    78463V107      1624      9440  SH         Defined       1,2,3      9440
SPECTRA ENERGY CORP           COM         847560109      1992     67850  SH         Defined       1,2,3     67850
ST. JUDE MEDICAL INC          COM         790849103      3437     81580  SH         Defined       1,2,3     81580
STANLEY BLACK & DECKER INC    COM         854502101      3342     43830  SH         Defined       1,2,3     43830
STERICYCLE INC                COM         858912108      6891     76132  SH         Defined       1,2,3     76132
TERRITORIAL BANCORP INC       COM         88145X108     16519    719775  SH         Defined       1,2,3    719775
THERMO FISHER SCIENTIFIC
 INC                          COM         883556102      5018     85300  SH         Defined       1,2,3     85300
TIFFANY & CO                  COM         886547108     35621    575645  SH         Defined       1,2,3    575645
TORNIER NV                    SHS         N87237108       257     13555  SH         Defined       1,2,3     13555
TRINITY INDUSTRIES INC        COM         896522109      1858     62000  SH         Defined       1,2,3     62000
TRONOX INC                    SHS CL A    Q9235V101     66934   2955160  SH         Defined       1,2,3   2955160
TUPPERWARE BRANDS CORP        COM         899896104      2609     48680  SH         Defined       1,2,3     48680
UNILEVER N V                  NY SHS      904784709      4693    132281  SH         Defined       1,2,3    132281
UNION PACIFIC CORP            COM         907818108       644      5425  SH         Defined       1,2,3      5425
UNIVERSAL HEALTH RLTY
 INCOME T                     SH BEN INT  91359E105       662     14400  SH         Defined       1,2,3     14400
VANGUARD NATURAL RESOURCES
 LLC                          COM UNIT    92205F106     10096    348875  SH         Defined       1,2,3    348875
VARIAN MEDICAL SYSTEMS INC    COM         92220P105      3722     61700  SH         Defined       1,2,3     61700
VIRNETX HOLDING CORP          COM         92823T108     38001   1494320  SH         Defined       1,2,3   1494320
VISA INC                      COM CL A    92826C839      2639     19650  SH         Defined       1,2,3     19650
W.P. CAREY INC                COM         92930Y107      2646     54000  SH         Defined       1,2,3     54000
WEIGHT WATCHERS
 INTERNATIONAL                COM         948626106      2129     40325  SH         Defined       1,2,3     40325
WILEY JOHN AND SONS INC       CL A        968223206      3136     68250  SH         Defined       1,2,3     68250
XEROX CORP                    COM         984121103       818    111400  SH         Defined       1,2,3    111400
ZIX CORPORATION               COM         98974P100       893    311100  SH         Defined       1,2,3    311100
MARKET VECTORS ETF TR         GOLD MINER
                              ETF         57060U100      3682     68550  SH         Defined       1,2,3     68550

REPORT SUMMARY                       104 DATA RECORDS 1594378             3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED